Loss Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (192,961)	$ (192,110)	$ (268,718)
Undeclared dividend on preferred stock and on unvested restricted shares	(5,144)	(7,178)	(10,241)
Tender Offer — Redemption of preferred stock Series G and H including $16,863 of undeclared preferred dividend cancelled	0	45,680	0
Gain from eliminated dividend on preferred stock due to conversion	166	0	0
Loss attributable to Navios Holdings common stockholders, basic and diluted	$ (197,939)	$ (153,608)	$ (278,959)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders — adjusted weighted shares	12,896,568	12,356,024	11,958,959
Basic and diluted net loss per share attributable to Navios Holdings common stockholders	$ (15.35)	$ (12.43)	$ (23.33)